Operating expenses (Tables)	12 Months Ended
Dec. 31, 2024
Operating expenses
Schedule of information about operating expenses

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	year
Research and development	39,234	(4,909)	34,325
Selling, general and administrative expenses	28,461	—	28,461
Other income and expenses	(1,091)	83	(1,008)
For the year ended December 31, 2024	66,604	(4,826)	61,778

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	year
Research and development	35,125	(8,474)	26,651
Selling, general and administrative expenses	21,687	—	21,687
Other income and expenses	(1,549)	1,005	(544)
For the year ended December 31, 2023	55,263	(7,469)	47,794

			Operating
			expense for the
(in EUR 000)	Total cost	Capitalized	year
Research and development	31,448	(15,587)	15,861
Selling, general and administrative expenses	18,855	—	18,855
Other income and expenses	(406)	123	(283)
For the year ended December 31, 2022	49,897	(15,464)	34,433